Income Tax Expense - Schedule of Tax Rate (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income tax expense
Current tax			$ 218,035
Income (loss) from continuing operation before income tax	15,894,755	(3,679,409)	(11,701,303)
Tax calculated at domestic tax rates applicable to respective profits (2025, 2024 and 2023: 16.5%)	2,622,635	(607,103)	(1,930,715)
Effect of non-taxable income	(8,324,067)	(1,222,235)	(6,697)
Effect of expenses not deductible for tax purposes	878,754	332,697	450,882
Utilization of tax losses previously not recognized		(1,958)
Tax effect of tax losses not recognized	4,822,678	1,498,599	2,155,447
Income tax expense			$ 218,035